Related Party Transactions - Additional Information (Detail) - USD ($)	1 Months Ended			9 Months Ended	12 Months Ended
	Jul. 22, 2019	Jul. 17, 2019	Apr. 19, 2019	Dec. 31, 2019	Dec. 31, 2020	Jun. 26, 2019
Related party Transaction Expense		$ 10,000	$ 25,000
Percentage Of Founder Shares On Outstanding Shares						20.00%
Advances From Related Party Agreed Amount					$ 300,000
Due To Related Parties Current					$ 62,000
Common Stock Shares Resale or Transfer Share Price Threshold					$ 12.00
Accrued expenses—related party				$ 54,839	$ 60,000
Related Party Expense In Transaction		$ 10,000	$ 25,000
Expense Reimbursement Agreement [Member]
Due To Related Parties Current					62,000
Administrative Support Agreement [Member]
Related party Transaction Expense				55,000	120,000
Accrued expenses—related party				55,000	60,000
Payment of outstanding accrued administrative support fees					115,000
Related Party Expense In Transaction				$ 55,000	120,000
Private Placement [Member]
Warrants Issued	4,016,667
Warrants Price	$ 1.50
Proceeds From Issuance Of Private Placement Warrants	$ 6,030,000
Working Capital Loans Eligible For Conversion Into Warrants					$ 1,500,000
Warrant Conversion Price	$ 1.50
Common Class A [Member]
Common stock, shares outstanding				965,797	1,270,698
Common stock par value	0.0001			$ 0.0001	$ 0.0001
Class of warrants redemption exercise price	$ 11.50
Common Class B [Member]
Common stock, shares outstanding			4,312,500	5,031,250	5,031,250
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Maximum [Member]
Founder Shares Subject To Redemption						656,250
Previously Reported [Member] | Common Class B [Member]
Common stock, shares outstanding						4,312,500
Restatement Adjustment [Member] | Common Class B [Member]
Common stock, shares outstanding						5,031,250